Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100
					Investment Based On:(4)
			Average
	Summary		Summary	Average			Net
	Compensation		Compensation	Compensation		Peer Group	Income	Absolute
	Table	Compensation	Table Total	Actually Paid	Total	Total	(Loss)	Adjusted
	Total for	Actually	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in	Earnings (Loss)
	PEO	Paid to PEO	NEOs	NEOs	Return	Return	millions)	Per Share
Year(1)	($)(2)	($)(3)	($)(2)	($)(3)	($)	($)(5)	($)	($)(6)

2025	32,282,253	45,643,992	11,950,030	16,789,892	258.54	87.62	3,353	10.62
2024	33,924,988	96,724,681	14,012,053	30,524,710	224.51	82.68	3,149	10.61
2023	18,573,299	23,055,816	7,471,150	8,328,720	95.40	82.72	2,618	10.05
2022	9,796,602	9,915,781	2,942,377	3,414,487	87.17	63.99	737	2.52
2021	9,845,064	11,099,444	3,220,759	4,011,244	101.23	98.25	(1,964)	(13.94)
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2025: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2024: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2023: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Kirby and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)

To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index, an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2025 Annual Report on Form 10-K.

(6)

The Committee selected absolute Adjusted EPS as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2025 to Company performance. Adjusted EPS is a measure that is not calculated in accordance with GAAP. Please refer to Appendix A for additional information and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.

Reconciliation of CAP Adjustments

CAP Adjustments—PEO
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2025	32,282,253	22,565,804	19,211,872	8,990,125	7,426,161	299,385	-	45,643,992
2024	33,924,988	24,405,267	49,608,142	23,013,181	6,328,122	8,255,515	-	96,724,681
2023	18,573,299	10,705,744	12,465,603	794,170	-	1,928,488	-	23,055,816
2022	9,796,602	8,666,624	10,244,183	(1,072,561)	-	(385,819)	-	9,915,781
2021	9,845,064	8,729,907	3,741,920	(117,988)	5,656,806	703,549	-	11,099,444

CAP Adjustments—Other Non-PEO NEOs (Average)
Minus
Fair Value
						Plus/(Minus)	as of
						Change in Fair	Prior Fiscal
						Value as of	Year-End
						Vesting Date of	of Option
						Option	and Stock
				Plus/(Minus)		and Stock	Awards
			Plus	Change in Fair		Awards	Granted in	Minus
		Minus	Fair Value at	Value of	Plus	Granted	Prior Fiscal	Change in
		Grant Date	Fiscal Year-	Outstanding	Fair Value at	in Prior	Years	Accumulated
		Fair	End of	and	Vesting of	Years for	that Failed	Benefits	Plus Service
		Value of	Outstanding	Unvested	Option and	which Applicable	to Meet	Under	Costs Under
		Option	and Unvested	Option and	Stock Awards	Vesting	Applicable	Defined	Defined
	Summary	and Stock	Option and	Stock Awards	Granted in	Conditions	Vesting	Benefit and	Benefit and
	Compensation	Awards	Stock Awards	Granted	Fiscal Year that	Were	Conditions	Actuarial	Actuarial	Equals
	Table	Granted in	Granted in	in Prior	Vested During	Satisfied During	During	Pension	Pension	Compensation
	Total	Fiscal Year	Fiscal Year	Fiscal Years	Fiscal Year	Fiscal Year	Fiscal Year	Plans	Plans	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)(h)	($)(i)	($)

2025	11,950,030	7,642,498	6,535,365	2,005,960	2,367,228	1,578,288	-	4,481	-	16,789,892
2024	14,012,053	8,585,643	17,741,183	3,340,899	1,782,557	2,233,661	-	-	-	30,524,710
2023	7,471,150	3,119,691	3,611,298	10,359	-	362,371	-	6,767	-	8,328,720
2022	2,942,377	2,072,759	2,399,624	(135,765)	-	281,010	-	-	-	3,414,487
2021	3,220,759	2,412,489	912,342	28,094	1,881,136	381,402	-	-	-	4,011,244
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)

Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)

Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(i)

Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Company Selected Measure Name	absolute Adjusted EPS
Named Executive Officers, Footnote

Pay Versus Performance
					Value of Initial Fixed $100
					Investment Based On:(4)
			Average
	Summary		Summary	Average			Net
	Compensation		Compensation	Compensation		Peer Group	Income	Absolute
	Table	Compensation	Table Total	Actually Paid	Total	Total	(Loss)	Adjusted
	Total for	Actually	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in	Earnings (Loss)
	PEO	Paid to PEO	NEOs	NEOs	Return	Return	millions)	Per Share
Year(1)	($)(2)	($)(3)	($)(2)	($)(3)	($)	($)(5)	($)	($)(6)

2025	32,282,253	45,643,992	11,950,030	16,789,892	258.54	87.62	3,353	10.62
2024	33,924,988	96,724,681	14,012,053	30,524,710	224.51	82.68	3,149	10.61
2023	18,573,299	23,055,816	7,471,150	8,328,720	95.40	82.72	2,618	10.05
2022	9,796,602	9,915,781	2,942,377	3,414,487	87.17	63.99	737	2.52
2021	9,845,064	11,099,444	3,220,759	4,011,244	101.23	98.25	(1,964)	(13.94)
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2025: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2024: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2023: Scott Kirby served as the Company's PEO and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

Peer Group Issuers, Footnote
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index, an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2025 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 32,282,253	$ 33,924,988	$ 18,573,299	$ 9,796,602	$ 9,845,064
PEO Actually Paid Compensation Amount	$ 45,643,992	96,724,681	23,055,816	9,915,781	11,099,444
Adjustment To PEO Compensation, Footnote

CAP Adjustments—PEO
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2025	32,282,253	22,565,804	19,211,872	8,990,125	7,426,161	299,385	-	45,643,992
2024	33,924,988	24,405,267	49,608,142	23,013,181	6,328,122	8,255,515	-	96,724,681
2023	18,573,299	10,705,744	12,465,603	794,170	-	1,928,488	-	23,055,816
2022	9,796,602	8,666,624	10,244,183	(1,072,561)	-	(385,819)	-	9,915,781
2021	9,845,064	8,729,907	3,741,920	(117,988)	5,656,806	703,549	-	11,099,444

CAP Adjustments—Other Non-PEO NEOs (Average)
Minus
Fair Value
						Plus/(Minus)	as of
						Change in Fair	Prior Fiscal
						Value as of	Year-End
						Vesting Date of	of Option
						Option	and Stock
				Plus/(Minus)		and Stock	Awards
			Plus	Change in Fair		Awards	Granted in	Minus
		Minus	Fair Value at	Value of	Plus	Granted	Prior Fiscal	Change in
		Grant Date	Fiscal Year-	Outstanding	Fair Value at	in Prior	Years	Accumulated
		Fair	End of	and	Vesting of	Years for	that Failed	Benefits	Plus Service
		Value of	Outstanding	Unvested	Option and	which Applicable	to Meet	Under	Costs Under
		Option	and Unvested	Option and	Stock Awards	Vesting	Applicable	Defined	Defined
	Summary	and Stock	Option and	Stock Awards	Granted in	Conditions	Vesting	Benefit and	Benefit and
	Compensation	Awards	Stock Awards	Granted	Fiscal Year that	Were	Conditions	Actuarial	Actuarial	Equals
	Table	Granted in	Granted in	in Prior	Vested During	Satisfied During	During	Pension	Pension	Compensation
	Total	Fiscal Year	Fiscal Year	Fiscal Years	Fiscal Year	Fiscal Year	Fiscal Year	Plans	Plans	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)(h)	($)(i)	($)

2025	11,950,030	7,642,498	6,535,365	2,005,960	2,367,228	1,578,288	-	4,481	-	16,789,892
2024	14,012,053	8,585,643	17,741,183	3,340,899	1,782,557	2,233,661	-	-	-	30,524,710
2023	7,471,150	3,119,691	3,611,298	10,359	-	362,371	-	6,767	-	8,328,720
2022	2,942,377	2,072,759	2,399,624	(135,765)	-	281,010	-	-	-	3,414,487
2021	3,220,759	2,412,489	912,342	28,094	1,881,136	381,402	-	-	-	4,011,244
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)

Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)

Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(i)

Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 11,950,030	14,012,053	7,471,150	2,942,377	3,220,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,789,892	30,524,710	8,328,720	3,414,487	4,011,244
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Difference between Company and Peer TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Absolute Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. Difference between Company and Peer TSR
Tabular List, Table

2025 Most Important Financial Measures (unranked)(1)

●	Absolute Adjusted EPS (which was included in the tranche 3 of the 2023 Performance-Based RSUs, tranche 2 of the 2024 Performance-Based RSUs and tranche 1 of the 2025 Performance-Based RSUs as well as in tranches of Performance-Based RSUs granted in 2024 and the 2024 Retention LTI Awards);
●	Relative Adjusted Pre-Tax Margin (which was included in tranche 3 of the 2023 Performance-Based RSU awards, tranche 2 of the 2024 Performance-Based RSU awards and tranche 1 of the 2025 Performance-Based RSUs as well as in tranches of Performance-Based RSUs granted in 2024 and the 2024 Retention LTI Awards);
●	Liquidity hurdle (which was included in the Performance-Based RSUs and is measured at the end of the three-year performance period); and
●	Adjusted EBITDAR Margin (which was the financial metric used in our 2025 STI awards, measured based on full-year 2025 results relative to industry peers).

____________________________________________

(1)	Absolute Adjusted EPS, Relative Adjusted Pre-Tax Margin and Adjusted EBITDAR Margin relative to industry peers are non-GAAP financial measures.
(a)	Please refer to Appendix A for additional information and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.
(b)

Relative Adjusted Pre-Tax Margin is measured by comparing our Pre-Tax Margin against performance of selected industry peers. Please refer to Appendix A for additional information and a reconciliation of Adjusted Pre-Tax Margin to the most directly comparable GAAP financial measure.

(c)

Adjusted EBITDAR is calculated as EBITDAR (earnings before interest, taxes, depreciation, amortization and aircraft rent expense) excluding operating and nonoperating special charges (credits) and unrealized (gains) losses on investments, and, as applicable, adjusted for refinery and fuel hedges, to calculate Adjusted EBITDAR. Adjusted EBITDAR Margin is calculated as Adjusted EBITDAR divided by operating revenue. Industry Adjusted EBITDAR Margin is calculated to reflect the difference between our Adjusted EBITDAR Margin relative to the revenue weighted average of our industry peers (excluding United) during 2025.

Total Shareholder Return Amount	$ 258.54	224.51	95.4	87.17	101.23
Peer Group Total Shareholder Return Amount	87.62	82.68	82.72	63.99	98.25
Net Income (Loss)	$ 3,353,000,000	$ 3,149,000,000	$ 2,618,000,000	$ 737,000,000	$ (1,964,000,000)
Company Selected Measure Amount	10.62	10.61	10.05	2.52	(13.94)
PEO Name	Scott Kirby
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Adjusted EPS
Non-GAAP Measure Description
(6)

The Committee selected absolute Adjusted EPS as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2025 to Company performance. Adjusted EPS is a measure that is not calculated in accordance with GAAP. Please refer to Appendix A for additional information and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Adjusted Pre-Tax Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Liquidity hurdle
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDAR Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,565,804)	$ (24,405,267)	$ (10,705,744)	$ (8,666,624)	$ (8,729,907)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,211,872	49,608,142	12,465,603	10,244,183	3,741,920
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,990,125	23,013,181	794,170	(1,072,561)	(117,988)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,426,161	6,328,122			5,656,806
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,385	8,255,515	1,928,488	(385,819)	703,549
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,481)		(6,767)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,642,498)	(8,585,643)	(3,119,691)	(2,072,759)	(2,412,489)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,535,365	17,741,183	3,611,298	2,399,624	912,342
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,005,960	3,340,899	10,359	(135,765)	28,094
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,367,228	1,782,557			1,881,136
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,578,288	$ 2,233,661	$ 362,371	$ 281,010	$ 381,402